24. Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Financial Liabilities Tables
Schedule of total derivatives not designated as hedging instruments

The fair value of the Group’s convertible promissory notes derivatives is determined by Management using a valuation model based on certain inputs that are observable.

	2017	2016	2015
Derivatives not designated as hedging instruments
Conversion feature on promissory notes	$1,859,700	$794,235	$2,568,188
Interest rate swaps	–	$–	$165,648
Total derivatives not designated as hedging instruments	$1,859,700	$794,235	$2,733,836

Schedule of observable inputs used

The summary of the observable inputs used for the year ended December 31, 2017 and 2016 are as follow:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015

Conversion price	$1.30 - $1.80	$1.40 - $3.55	$1.40 - $3.55
Stock price	$1.30 - $1.98	$1.80 - $3.55	$1.25 - $4.00
Risk-free interest rate	0.82% - 1.90%	0.44% - 0.92%	0.09% - 0.71%
Expected term (in years)	0.01 - 1	0.01 - 1	0.09 - 1
Average stock price volatility	80.08%	100.60%	141.03%